Investments	12 Months Ended
Jun. 30, 2024
Schedule of Investments [Abstract]
Investments
NOTE 7. INVESTMENTS
The Company’s investments were comprised of the following:

	Ownership Percentage as of June 30, 2024	As of June 30,
		2024	2023
		(in millions)
Equity method investments(a)	various	$215	$192
Equity and other securities(b)	various	214	235
Total Investments		$429	$427
(a)Equity method investments are primarily comprised of REA Group’s ownership interest in PropertyGuru.
(b)Equity and other securities are primarily comprised of Nexxen International, Ltd. (formerly Tremor International Ltd.), certain investments in China, the Company’s investment in ARN Media Limited, which operates a portfolio of Australian radio media assets, and Dow Jones’ investment in an artificial intelligence-focused data analytics company.
The Company has equity securities with quoted prices in active markets as well as equity securities without readily determinable fair market values. Equity securities without readily determinable fair market values are valued at cost, less any impairment, plus or minus changes in fair value resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.
The components comprising total gains and losses on equity securities are set forth below:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Total losses recognized on equity securities	$(13)	$(9)	$(59)
Less: Net gains (losses) recognized on equity securities sold or impaired	—	2	—
Unrealized losses recognized on equity securities held at end of period	$(13)	$(11)	$(59)
Equity Losses of Affiliates
The Company’s share of the losses of its equity affiliates was $6 million, $127 million and $13 million for the fiscal years ended June 30, 2024, 2023 and 2022, respectively. In fiscal 2023, the losses primarily reflect the non-cash write-down of REA Group’s investment in PropertyGuru of approximately $81 million and losses from an investment in an Australian sports wagering venture.